Business Combination (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of allocation of purchase price in aggregate

The allocation of the purchase price in aggregate is as follows:

	As of acquisition date	Amortization years
	RMB
Identifiable assets acquired
Identifiable intangible assets *	38,606	Indefinite
Cash	552,685
Deferred tax asset	26,237
Other asset	104,896
Identifiable liabilities assumed
Deferred tax liability	(8,940)
Other liability	(14,425)
Non-controlling interest	(222,941)
Total purchase price	476,118

*	The intangible assets mainly refers to the Micro-Lending License of Yonghui Small Loan and the Multi-finance License of PIF that qualify the “contractual-legal” criterion. They are recognized and measured at fair value.